SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of common stock reflected in the balance sheets are reconciled (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Gross proceeds		$ 25,000
Proceeds allocated to Public Warrants	$ 12,492,109
Class A common stock issuance costs		(555,660)
Common stock subject to possible redemption		231,499,860
Common Class A [Member]
Gross proceeds		228,078,680
Proceeds allocated to Public Warrants		(12,492,109)
Class A common stock issuance costs		(12,318,960)
Adjustment of carrying value to initial redemption value		28,232,249
Common stock subject to possible redemption		$ 231,499,860